Stock-based Compensation	12 Months Ended
Jan. 31, 2023
Disclosure Of Share Based Compensation [Abstract]
Stock-based compensation [Text Block]

6. Stock-based Compensation

The Company has established a stock option plan whereby officers, directors, employees and service providers may be granted options to purchase common shares at a fixed price. Vesting and expiry provisions are determined at the date of grant. The plan provides for the issuance of stock options to acquire up to 10% of the Company's issued and outstanding capital. The plan is a rolling plan as the number of shares reserved for issuance pursuant to the grant of stock options will increase as the Company's issued and outstanding share capital increases.

Year ended January 31, 2023

(a) The Company expensed $1,834 relating to the vesting of options issued on March 23, 2021, resulting in unvested stock- based compensation expense of $nil as of January 31, 2023.

(b) The Company expensed $6,778 relating to the vesting of options issued on June 9, 2021, resulting in unvested stock- based compensation expense of $nil as of January 31, 2023.

(c) The Company expensed $7,826 relating to the vesting of options issued on July 30, 2021, resulting in unvested stock- based compensation expense of $nil as of January 31, 2023.

(d) On January 13, 2023, the Company granted options to its directors, officers and consultants to purchase up to 10,000,000 common shares. These options were issued at an exercise price of $0.05 per share and vest immediately. These options have a term of four (4) years expiring on January 13, 2027. The Company expensed $334,145 related to the vesting of the options. The fair value of each option used for the purpose of estimating the stock-based compensation is estimated using the Black-Scholes option pricing model with the following assumptions:

Risk free rate	4.00%
Expected dividends	0%
Expected forfeiture rate	0%
Expected volatility	141%
Expected life	4 years
Unvested stock-based compensation expense as of January 31, 2023	$-

As of January 31, 2023, there was $nil of unvested stock-based compensation expense.

Year ended January 31, 2022

(a) The Company expensed $34,246 relating to the vesting of options issued on July 17, 2020, resulting in unvested stock- based compensation expense of $nil as of January 31, 2022.

(b) The Company expensed $18,958 relating to the vesting of options issued on September 21, 2020, resulting in unvested stock- based compensation expense of $nil as of January 31, 2022.

(c) On March 23, 2021, the Company granted options to a consultant to purchase up to 250,000 common shares. These options were issued at an exercise price of $0.36 per share and vest equally over the next 3, 6, 9 and 12 months. These options have a term of one (1) year expiring on March 23, 2022. The fair value of each option used for the purpose of estimating the stock-based compensation is estimated using the Black-Scholes option pricing model with the following assumptions:

Risk free rate	0.26%
Expected dividends	0%
Expected forfeiture rate	0%
Expected volatility	134.3%
Expected life	1 year
Unvested stock-based compensation expense as of January 31, 2022	$1,834

During the year ended January 31, 2022, the Company expensed $50,675 relating to the vesting of options, resulting in unvested stock- based compensation expense of $1,834 as of January 31, 2022.

(d) On June 9, 2021, the Company granted options to a consultant to purchase up to 250,000 common shares. These options were issued at an exercise price of $0.345 per share and vest equally over the next 3, 6, 9 and 12 months. These options have a term of 18 months expiring on December 9, 2022. The fair value of each option used for the purpose of estimating the stock-based compensation is estimated using the Black-Scholes option pricing model with the following assumptions:

Risk free rate	0.32%
Expected dividends	0%
Expected forfeiture rate	0%
Expected volatility	146.38%
Expected life	1.5 years
Unvested stock-based compensation expense as of January 31, 2022	$6,778

During the year ended January 31, 2022, the Company expensed $48,672 relating to the vesting of options, resulting in unvested stock- based compensation expense of $6,778 as of January 31, 2022.

(e) On July 30, 2021, the Company granted options to a consultant to purchase up to 250,000 common shares. These options were issued at an exercise price of $0.25 per share and vest equally over the next 3, 6, 9 and 12 months. These options have a term of 18 months expiring on January 30, 2023. The fair value of each option used for the purpose of estimating the stock-based compensation is estimated using the Black-Scholes option pricing model with the following assumptions:

Risk free rate	0.38%
Expected dividends	0%
Expected forfeiture rate	0%
Expected volatility	131.33%
Expected life	1.5 years
Unvested stock-based compensation expense as of January 31, 2022	$7,826

During the year ended January 31, 2022, the Company expensed $30,445 relating to the vesting of options, resulting in unvested stock- based compensation expense of $7,826 as of January 31, 2022.

As of January 31, 2022, there was a total of $16,438 of unvested stock-based compensation expense.

Continuity of the Company's options is as follows:

	Number of Options	Weighted Average Exercise Price
Outstanding, January 31, 2021	9,095,000	$0.18
Granted	750,000	$0.32
Expired	(4,776,250)	$0.17
Exercised	(3,968,750)	$0.15
Outstanding, January 31, 2022	1,100,000	$0.42
Granted	10,000,000	$0.05
Expired	(70,000)	$0.54
Expired	(200,000)	$0.54
Expired	(250,000)	$0.36
Expired	(250,000)	$0.35
Outstanding January 31, 2023	10,330,000	$0.06

As at January 31, 2023, the Company had the following share purchase options outstanding and exercisable:

Number of options Outstanding	Exercisable	Exercise Price	Remaining Life (Years)	Expiry Date
80,000	80,000	$1.02	2.46	July 17, 2025
250,000	250,000	$0.25	0.50	July 30, 2023
10,000,000	10,000,000	$0.05	3.95	January 13, 2027
10,330,000	10,330,000	$0.06	3.86